Business combination (Details 11 - Textuals) £ in Thousands, R$ in Thousands				11 Months Ended	12 Months Ended
		Jun. 03, 2022 GBP (£)	Jun. 03, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Jan. 27, 2022 GBP (£) shares	Jan. 27, 2022 BRL (R$) shares		Jan. 14, 2022
Business combinations
Acquisition-related cost					R$ 18,335	R$ 6,957	R$ 446
Somo Group
Business combinations
Percentage of voting equity interests acquired										100.00%	100.00%		100.00%
Purchase price of acquisition											R$ 447,414
Fair value of the contingent consideration								£ 9,800	R$ 61,529	£ 8,307	59,868	[1]
Acquisition-related cost				R$ 2,601
Retained amount for materialized contingencies related to a portion of the remaining balance payable on fifth anniversary of closing date of the acquisition			R$ 7,206							£ 1,000	R$ 7,206	[2]
Retained amount payment		£ 939	R$ 5,688	R$ 5,688 [3]
Somo Group | Brands (note 14)
Business combinations
Useful life of intangible assets				15 months
Somo Group | Customer relationship (note 14)
Business combinations
Useful life of intangible assets				227 months
Somo Group | Class A common shares
Business combinations
Common shares issued (in shares) | shares										225,649	225,649
Common shares issued	[4]										R$ 14,037

[1]	The Agreement also contemplates an earn-out clause of up to R$ 59,868 (£ 8,307)based on future performance (see note 14). As of December 31, 2022, the fair value of the contingent consideration was R$ 61,529 (£ 9,800).
[2]	The amount of R$ 7,206 (£ 1,000) is related to a portion of the remaining balance payable that was retained for any materialized contingencies.
[3]	The retained amount of R$ 7,206 for any materialized contingencies was reviewed and settled on June 3, 2022, per an amount of R$ 5,688 (£939), after negotiation agreed upon per both parties.
[4]	Issuance of 225,649 Class A common shares in connection with the transaction, per a total amount of R$ 14,037, issued to electing sellers in accordance with the Agreement.